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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                      Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


        Pioneer Large Cap Growth Fund
        Schedule of Investments  6/30/05 (unaudited)

Shares                                                    Value
        COMMON STOCKS - 98.5 %
        Energy - 1.6 %
        Integrated Oil & Gas - 1.6 %
200     Occidental Petroleum Corp.                     $    15,386
500     Repsol SA (A.D.R.) (b)                              12,565
                                                       $    27,951
        Total Energy                                   $    27,951
        Capital Goods - 6.3 %
        Aerospace & Defense - 1.2 %
400     United Technologies Corp.                      $    20,540
        Building Products - 1.2 %
500     American Standard Co., Inc.                    $    20,960
        Construction & Farm Machinery & Heavy Trucks - 1.6 %
400     Deere & Co.                                    $    26,196
        Industrial Conglomerates - 1.4 %
800     Tyco International, Ltd.                       $    23,360
        Industrial Machinery - 0.9 %
200     Illinois Tool Works, Inc.                      $    15,936
        Total Capital Goods                            $   106,992
        Commercial Services & Supplies - 0.7 %
        Diversified Commercial Services - 0.7 %
200     The Dun & Bradstreet Corp. *                   $    12,330
        Total Commercial Services & Supplies           $    12,330
        Consumer Durables & Apparel - 0.7 %
        Apparel, Accessories & Luxury Goods - 0.7 %
300     Liz Claiborne, Inc.                            $    11,928
        Total Consumer Durables & Apparel              $    11,928
        Consumer Services - 1.6 %
        Education Services - 0.9 %
200     Apollo Group, Inc. *                           $    15,644
        Hotels, Resorts & Cruise Lines - 0.7 %
200     Carnival Corp.                                 $    10,910
        Total Consumer Services                        $    26,554
        Media - 5.0 %
        Advertising - 1.4 %
300     Omnicom Group                                  $    23,958
        Broadcasting & Cable Television - 2.0 %
3,400   Liberty Media Corp. *                          $    34,646
        Movies & Entertainment - 1.6 %
1,100   The Walt Disney Co.                            $    27,698
        Total Media                                    $    86,302
        Retailing - 8.3 %
        Apparel Retail - 2.5 %
400     Aeropostale, Inc. *                            $    13,440
1,200   TJX Co., Inc.                                       29,220
                                                       $    42,660
        Computer & Electronics Retail - 1.2 %
300     Best Buy Co., Inc.                             $    20,565
        Home Improvement Retail - 4.6 %
800     Home Depot, Inc.                               $    31,120
800     Lowe's Co., Inc.                                    46,576
                                                       $    77,696
        Total Retailing                                $   140,921
        Food, Beverage & Tobacco - 7.9 %
        Soft Drinks - 4.8 %
500     Fomento Economico Mexicano SA de CV            $    29,785
975     PepsiCo, Inc.                                       52,582
                                                       $    82,367
        Tobacco - 3.1 %
800     Altria Group, Inc.                             $    51,728
        Total Food, Beverage & Tobacco                 $   134,095
        Household & Personal Products - 5.5 %
        Household Products - 3.1 %
1,000   Procter & Gamble Co. (b)                       $    52,750
        Personal Products - 2.4 %
1,100   Avon Products, Inc.                            $    41,635
        Total Household & Personal Products            $    94,385
        Health Care Equipment & Services - 8.0 %
        Health Care Distributors - 2.4 %
700     Cardinal Health, Inc.                          $    40,306
        Health Care Equipment - 4.7 %
700     Biomet, Inc.                                   $    24,248
1,100   Boston Scientific Corp. *                           29,700
400     Guidant Corp.                                       26,920
                                                       $    80,868
        Health Care Services - 0.9 %
600     IMS Health, Inc.                               $    14,862
        Total Health Care Equipment & Services         $   136,036
        Pharmaceuticals & Biotechnology - 12.4 %
        Biotechnology - 4.5 %
800     Amgen, Inc. *                                  $    48,368
300     Biogen Idec, Inc. *                                 10,335
400     Gilead Sciences, Inc. *                             17,596
                                                       $    76,299
        Pharmaceuticals - 7.9 %
600     Astrazeneca Plc (A.D.R.)                       $    24,756
600     Bristol-Myers Squibb Co.                            14,988
1,010   Endo Pharmaceuticals Holdings, Inc. *               26,543
1,500   IVAX Corp. *                                        32,250
300     Merck & Co., Inc.                                    9,240
886     Par Pharmaceutical Co., Inc. *                      28,184
                                                       $   135,961
        Total Pharmaceuticals & Biotechnology          $   212,260
        Banks - 1.2 %
        Diversified Banks - 1.2 %
400     Wachovia Corp.                                 $    19,840
        Total Banks                                    $    19,840
        Diversified Financials - 3.1 %
        Consumer Finance - 0.9 %
200     Capital One Financial Corp.                    $    16,002
        Diversified Financial Services - 2.2 %
800     Citigroup, Inc.                                $    36,984
        Total Diversified Financials                   $    52,986
        Insurance - 2.0 %
        Multi-Line Insurance - 2.0 %
600     American International Group, Inc.             $    34,860
        Total Insurance                                $    34,860
        Software & Services - 13.0 %
        IT Consulting & Other Services - 2.2 %
1,635   Accenture, Ltd. *                              $    37,065
        Systems Software - 10.8 %
1,559   Macrovision Corp. *                            $    35,140
3,400   Microsoft Corp.                                     84,456
3,000   Symantec Corp. *                                    65,220
                                                       $   184,816
        Total Software & Services                      $   221,881
        Technology, Hardware & Equipment - 16.9 %
        Communications Equipment - 9.0 %
3,530   Avaya, Inc. *                                  $    29,370
3,600   Cisco Systems, Inc. *                               68,796
1,690   Qualcomm, Inc.                                      55,787
                                                       $   153,953
        Computer Hardware - 4.2 %
1,000   Dell, Inc. *                                   $    39,510
1,400   Hewlett-Packard Co.                                 32,913
                                                       $    72,423
        Computer Storage & Peripherals - 1.7 %
1,200   Sandisk Corp. *                                $    28,476
        Electronic Equipment & Instruments - 2.0 %
140     Samsung Electronics                            $    33,565
        Total Technology, Hardware & Equipment         $   288,417
        Semiconductors - 2.7 %
        Semiconductors  - 2.7 %
200     Linear Technology Corp.                        $     7,338
1,350   Texas Instruments, Inc.                             37,895
                                                       $    45,233
        Total Semiconductors                           $    45,233
        Telecommunication Services - 1.6 %
        Wireless Telecommunication Services - 1.6 %
1,100   Vodafone Group Plc (A.D.R.)                    $    26,752
        Total Telecommunication Services               $    26,752
        (Cost   $1,629,619)                            $    26,752
        TOTAL COMMON STOCKS
        (Cost   $1,629,644)                            $ 1,679,723

        TOTAL INVESTMENTS IN SECURITIES - 98.5 %       $ 1,679,723
        (Cost $1,629,644) (a)
        OTHER ASSETS AND LIABILITIES - 1.5 %           $   26,404

        TOTAL NET ASSETS - 100.0%                      $ 1,706,127

(A.D.R.)American Depositary Receipt
*       Non-Income producing security

(a) At June 30, 2005, the net unrealized loss on investments based on cost for federal income tax purposes of $1,639,887 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost      $   84,777

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value         (44,941)

        Net unrealized loss                            $   39,836

(b)     At June 30, 2005, the following securities were out on loan:

Shares                     Security                     Market Value
760     Procter & Gamble Co.                           $    40,090
475     Repsol SA (A.D.R.)                                  11,937
        Total                                          $    52,027




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.